Note 9. Debt and Capital Lease Obligations (Solar Energy Systems Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2011	Sep. 24, 2012
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	6,119,700,000	$ 3,178,700,000
Long-term Debt		10,400,000
Solar Energy [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Amount Due under Financing Arrangement	1,403,700,000	1,297,700,000
Solar Energy [Member] | Construction Financing Revolver [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	150,000,000		285,000,000	300,000,000
Line of Credit Facility, Amount Outstanding	15,400,000
Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Non-Recourse Debt		211,400,000
Long-term Debt	1,767,200,000
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Debt, proceeds collected under sales agreement, current		16,200,000
Debt, proceeds collected from sales agreement, noncurrent		50,800,000
Solar Energy [Member] | Italy Projects [Member]
Debt Instrument [Line Items]
Debt, proceeds collected from sales agreement, noncurrent		36,500,000
Solar Energy Systems [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	3,288,100,000
SunEdison [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.58%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	14.00%
SunEdison [Member] | Solar Energy [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	81,400,000	94,000,000
SunEdison [Member] | Solar Energy [Member] | Construction and Term Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		677,800,000
Less current portion - Solar energy systems	631,500,000	268,600,000
SunEdisons Subsidiary One [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity		124,400,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement		123,600,000
Sale and Lease Back Available Amount		800,000
SunEdisons Subsidiary Two [Member]
Debt Instrument [Line Items]
Sales Leaseback Transaction, Capacity					101,400,000
Sale Leaseback Transaction, Amount Due under Financing Arrangement		94,700,000
Sale and Lease Back Available Amount		$ 6,700,000